TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
NOLs	$ 28,091	$ 28,417
Lease provision	1,472	1,539
Mortgage loan	199	210
Deferred tax assets	29,762	30,166
Deferred tax liabilities:
Land	(5,181)	(5,327)
Building	(10,065)	(10,504)
Other assets, net	(45)	(96)
Reserves and allowances	(352)	(163)
Deferred tax liabilities	(15,643)	(16,090)
Valuation allowance	(27,739)	(28,254)
Deferred tax liabilities, net	$ (13,620)	$ (14,178)